REVENUES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Sale of products	$ 1,135,109,226	$ 1,337,142,650	$ 1,367,390,322
- Domestic market	1,134,560,278	1,336,571,124	1,366,996,446
- External customers	548,948	571,526	393,876
Services rendered	29,390,702	32,833,687	40,855,263
Bonuses / Discounts	(465,321,242)	(450,663,628)	(424,054,043)
Revenues	$ 699,178,686	$ 919,312,709	$ 984,191,542